Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SPDR SERIES TRUST
Prospectus Date	rr_ProspectusDate	Oct. 31, 2017
Supplement [Text Block]	spdrst_SupplementTextBlock

SPDR® Series Trust

SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF

(the “Fund”)

Supplement dated April 11, 2018 to the Prospectus

dated October 31, 2017, as supplemented

Effective immediately, the third paragraph within “THE FUND’S PRINCIPAL INVESTMENT STRATEGY” section beginning on page 45 of the Prospectus is replaced with the following:

The Index is designed to measure the performance of the U.S. corporate bond market. The Index includes publicly issued U.S. dollar denominated corporate issues that are rated investment grade (Baa3/BBB- or higher) by at least two of Moody’s Investors Service, Inc., Fitch Inc., or Standard & Poor’s Financial Services, LLC, and have $500 million or more of par amount outstanding. To be eligible for inclusion in the Index, (i) bonds must be issued by companies with publicly traded equity and (ii) the aggregate par amount outstanding of an issuer’s bonds must be at least $1 billion (calculated using only bonds that meet the Index’s $500 million threshold). In addition, the securities must be denominated in U.S. dollars, fixed rate and non-convertible. The Index includes only corporate sectors. The corporate sectors are Industrial, Utility, and Financial Institutions, which include both U.S. and non-U.S. corporations. The following instruments are excluded from the Index: structured notes with embedded swaps or other special features; subordinated debt; private placements; floating rate securities; and Eurobonds. Individual issuers in the Index are weighted using the following financial ratios: return on assets, interest coverage and current ratio (“factors”). Individual security weights are then calculated by the relative market value of each eligible security issued by the issuer. Monthly maintenance rebalancing to reflect the addition and subtraction of securities occurs on the last business day of each month. Factor rebalancing occurs every six months on the last business day of March and September. As of April 2, 2018, a significant portion of the Index comprised companies in the industrial and financial sectors, although this may change from time to time. As of April 2, 2018, there were approximately 3,911 securities in the Index and the modified adjusted duration of securities in the Index was approximately 6.85 years.

SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	spdrst_SupplementTextBlock

SPDR® Series Trust

SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF

(the “Fund”)

Supplement dated April 11, 2018 to the Prospectus

dated October 31, 2017, as supplemented

Effective immediately, the third paragraph within “THE FUND’S PRINCIPAL INVESTMENT STRATEGY” section beginning on page 45 of the Prospectus is replaced with the following:

The Index is designed to measure the performance of the U.S. corporate bond market. The Index includes publicly issued U.S. dollar denominated corporate issues that are rated investment grade (Baa3/BBB- or higher) by at least two of Moody’s Investors Service, Inc., Fitch Inc., or Standard & Poor’s Financial Services, LLC, and have $500 million or more of par amount outstanding. To be eligible for inclusion in the Index, (i) bonds must be issued by companies with publicly traded equity and (ii) the aggregate par amount outstanding of an issuer’s bonds must be at least $1 billion (calculated using only bonds that meet the Index’s $500 million threshold). In addition, the securities must be denominated in U.S. dollars, fixed rate and non-convertible. The Index includes only corporate sectors. The corporate sectors are Industrial, Utility, and Financial Institutions, which include both U.S. and non-U.S. corporations. The following instruments are excluded from the Index: structured notes with embedded swaps or other special features; subordinated debt; private placements; floating rate securities; and Eurobonds. Individual issuers in the Index are weighted using the following financial ratios: return on assets, interest coverage and current ratio (“factors”). Individual security weights are then calculated by the relative market value of each eligible security issued by the issuer. Monthly maintenance rebalancing to reflect the addition and subtraction of securities occurs on the last business day of each month. Factor rebalancing occurs every six months on the last business day of March and September. As of April 2, 2018, a significant portion of the Index comprised companies in the industrial and financial sectors, although this may change from time to time. As of April 2, 2018, there were approximately 3,911 securities in the Index and the modified adjusted duration of securities in the Index was approximately 6.85 years.